Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities-Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
ASSETS
Restricted cash and short-term deposits	$ 132,219	$ 134,043
Liabilities
Current portion of long-term debt and short-term debt	(321,928)	(344,778)
Long-term debt	(867,350)	(844,546)
Total liabilities	(1,379,535)	(1,379,386)
VIE debt
ASSETS
Restricted cash and short-term deposits	18,804	21,691
Liabilities
Current portion of long-term debt and short-term debt	(314,683)	(337,547)
Long-term debt	(121,021)	(156,563)
Total liabilities	$ (435,704)	$ (494,110)